Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Stockholders' Equity Note [Abstract]
Schedule of Changes in Outstanding Stock
The following table reflects the changes in our outstanding stock:

	Class A	Class V	Series B-1	Series B-2
Balance, February 28, 2021	187,051,142	35,636,680	8,120,367	3,372,184
	—	—	—	—

Balance, May 31, 2021	187,051,142	35,636,680	8,120,367	3,372,184

The following table reflects the changes in the Company’s outstanding stock:

	Class A	Class V	Series B-1	Series B-2
Balance, February 4, 2021	187,051,142	35,636,680	8,120,367	3,372,184
	—	—	—
Balance, February 28, 2021	187,051,142	35,636,680	8,120,367	3,372,184